Stock-Based Compensation - Stock Option Plan (Detail)	12 Months Ended
Dec. 31, 2014 CAD / shares shares
Number of Options
Number of Options, Outstanding, January 1, 2014 | shares	3,360,483
Number of new options granted | shares	426,020
Number of options, Exercised | shares	(941,492)
Number of options, vested | shares	0
Number of options forfeited | shares	(97,359)
Number of nonvested options, Expired | shares	(8,963)
Number of options, December 31, 2014 | shares	2,738,689
Number of Options, Vested or expected to vest at December 31, 2014 | shares	2,729,773
Number of Options, Exercisable at December 31, 2014 | shares	1,314,727
Weighted average exercise price
Weighted average exercise price, Outstanding, January 1, 2014	CAD 77.15
Weighted average exercise price of new options granted	173.98
Weighted average exercise price of options exercised	64.76
Weighted average exercise price of options vested	0
Weighted average exercise price, Forfeited	132.67
Weighted average exercise price, Expired	102.52
Weighted average exercise price, Outstanding, December 31, 2014	94.35
Weighted average exercise price of options Vested or expected to vest at December 31, 2014	94.19
Weighted average grant date fair value, exercisable at December 31, 2014	CAD 70.25
Nonvested Options [Member]
Number of Options
Number of Options, Outstanding, January 1, 2014 | shares	1,733,846
Number of new options granted | shares	426,020
Number of nonvested options vested | shares	(632,532)
Number of options forfeited | shares	(94,809)
Number of nonvested options, Expired | shares	(8,563)
Number of options, December 31, 2014 | shares	1,423,962
Weighted average grant date fair value
Weighted average grant date fair value of nonvested options, Outstanding, January 1, 2014	CAD 25.35
Weighted average grant date fair value of new nonvested options granted	48.70
Weighted average grant date fair value of nonvested options Exercised	0
Weighted average grant date fair value of nonvested options Vested	23.58
Weighted average grant date fair value of nonvested options forfeited	36.71
Weighted average grant date fair value of nonvested options, expired	28.63
Weighted average grant date fair value of nonvested options outstanding, December 31, 2014	CAD 32.35